MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2001

Dear Shareholder:

The fiscal year ended September 30, 2001, was an exceedingly difficult period for growth investors. While the Russell 2500 Index (which includes both growth and value stocks) declined nearly 19 percent, benchmarks that are more growth oriented fared much worse. For example, the Russell 2500 Growth Index declined nearly 43 percent and the Nasdaq composite fell more than 59 percent.

During the latter part of 2000, the equity markets came under selling pressure amid fears of a potential recession and corresponding negative effects on corporate profits and earnings. Preannouncements of earnings disappointments by several prominent technology and financial services companies in late 2000 resulted in a further deterioration of the financial climate. Also weighing on the market were higher energy prices, concerns about a possible slowdown in capital spending and the protracted outcome of the presidential election. Telecommunications services and technology stocks in particular were negatively affected as a result of tax selling, the slowdown in capital spending and, for telecommunications companies, reduced access to the capital markets.

The first quarter of 2001 saw continued declines in small- and mid-cap stocks as investors became increasingly concerned about the rapidly slowing economy and the outlook for corporate earnings. This market decline, which originally was limited largely to technology, telecommunications and media, became pervasive during the first quarter with few sectors showing positive returns. Although markets rebounded during April and May, partly as a result of aggressive easing action by the Federal Reserve, this recovery proved to be short-lived. Stocks fell again during the last three months of the reporting period, reflecting investor uncertainty about the pace of economic recovery, prospects for corporate earnings and the effects of terrorist attacks in New York and Washington, D.C.


Performance
For the 12-month period ended September 30, 2001, Morgan Stanley Developing Growth Securities Trust's Class A, B, C and D shares posted total returns of -45.93 percent, -46.37 percent, -46.37 percent and -45.83 percent, respectively. For the same period the Russell 2500 Index returned -18.77 percent and the Russell 2000 Index returned -21.21 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures provided assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Russell 2000.

The Fund's underperformance relative to its benchmark indexes was primarily the result of its underweighting of value sectors in the market, such as financial services and consumer nondurables, and its overweighting of technology and telephone services. Throughout the reporting period, value-oriented issues significantly outperformed high-growth stocks, with the technology and telecommunications sectors

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2001 CONTINUED

being the hardest hit. Cushioning the Fund's performance somewhat was its exposure to relatively stable growth areas such as health care and consumer services.

During the first half of the fiscal year, the Fund shifted from an investment strategy that emphasized aggressive-growth companies to one that favored more-stable growth issues. The Fund reduced its technology exposure to about 16 percent at the end of February. This shift in sector weightings resulted in increases for such stable-growth areas as health care, financials, utilities, consumer issues and aerospace within the Fund's portfolio. Within more traditional aggressive-growth sectors the Fund also emphasized steady growth. For example, in technology we reduced the Fund's exposure to cyclical subsectors like telecommunications equipment and semiconductors in favor of relatively stable subsectors such as software and services. In health care, we deemphasized biotechnology stocks in favor of specialty pharmaceuticals, life science technology, drug distributors, hospitals and other health-care services.

We remained somewhat cautious throughout the latter half of the reporting period, despite the strong performance of the equity markets in April and May. We thought that the markets had gotten ahead of the fundamentals and felt that it was too soon to shift the portfolio into a more-aggressive stance. Although we did some selective buying in more-aggressive subsectors such as semiconductors, broadcasting and advertising, we ended the period still holding a good number of stable growers. On September 30, 2001, the Fund's largest sector weightings were health care and technology, which together constitute nearly half the Fund's portfolio.

The Fund's top ten holdings as of September 30, 2001, were Express Scripts, Cytyc, AirGate PCS, Caremark Rx, Polycom, ViaSat, Quest Diagnostics, Intrado, Lifepoint Hospitals and Venator Group.


Looking Ahead
We believe that the terrorist attacks could very well push the already weak economy into recession. Prior to the attacks, we thought that a slowdown in consumer spending was a distinct possibility, and consequently we positioned the Fund to have only selective exposure to the retail sector and little or no exposure to consumer credit and consumer durables. Despite the potential for continued economic weakness during the remainder of 2001, we believe that an economic recovery may materialize in 2002. A more-stable economic environment would likely aid corporate earnings and visibility, which could bode well for equities in general and growth stocks in particular.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2001 CONTINUED

We appreciate your ongoing support of Morgan Stanley Developing Growth Securities Trust and look forward to continuing to serve your investment needs.



Very truly yours,




/s/ Charles A. Fiumefreddo                /s/ Mitchell M. Merin
--------------------------                ---------------------
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FUND PERFORMANCE o SEPTEMBER 30, 2001



                                      Growth of
                                   $10,000-Class B
     Date                    Fund    Russell 2000      Russell 2500

September 30, 1991          10,000      10,000             10,000
September 30, 1992           8,683      10,893             11,028
September 30, 1993          14,584      14,508             14,349
September 30, 1994          13,288      14,888             14,758
September 30, 1995          19,516      18,372             18,525
September 30, 1996          22,938      20,785             21,458
September 30, 1997          26,695      27,683             28,819
September 30, 1998          21,655      22,418             24,088
September 30, 1999          33,694      26,694             29,335
September 30, 2000          46,875      32,937             37,997
September 30, 2001          25,141(3)   25,952             30,864


--------------------------------------------------------------------------------
     --- Fund            --- Russell 2000 (4)         --- Russell 2500 (5)
--------------------------------------------------------------------------------

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.

                          Average Annual Total Returns
--------------------------------------------------------------------------------
                                 Class A Shares*
--------------------------------------------------------------------------------
Period Ended 9/30/01
--------------------
1 Year                          (45.93)%(1)         (48.76)%(2)
Since Inception (7/28/97)         1.98 %(1)           0.67 %(2)


                                Class B Shares**
--------------------------------------------------------------------------------
Period Ended 9/30/01
---------------------
1 Year                    (46.37)%(1)         (48.34)%(2)
5 Years                     1.85 %(1)           1.66 %(2)
10 Years                    9.66 %(1)           9.66 %(2)


                                 Class C Shares+
--------------------------------------------------------------------------------
Period Ended 9/30/01
--------------------
1 Year                          (46.37)%(1)         (46.77)%(2)
Since Inception (7/28/97)         1.22 %(1)           1.22 %(2)



                                Class D Shares++
--------------------------------------------------------------------------------
Period Ended 9/30/01
--------------------
1 Year                          (45.83)%(1)
Since Inception (7/28/97)         2.21 %(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on September 30, 2001.
(4) The Russell 2000 Index is a capitalization-weighted index, which is comprised of 2000 of the smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Index does not include any expenses fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001

  NUMBER OF
   SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Common Stocks (95.8%)
                       Advertising/Marketing Services (1.3%)
  159,100              Lamar Advertising Co.* ..............   $  4,823,912
   72,300              R.H. Donnelley Corp.* ...............      1,888,476
                                                               ------------
                                                                  6,712,388
                                                               ------------
                       Aerospace & Defense (2.1%)
   32,600              L-3 Communications Holdings,
                         Inc.* .............................      2,850,870
   79,000              Lockheed Martin Corp. ...............      3,456,250
   79,300              Raytheon Co. ........................      2,755,675
   91,800              Titan Corp. (The)* ..................      1,799,280
                                                               ------------
                                                                 10,862,075
                                                               ------------
                       Alternative Power Generation (0.4%)
  201,500              Covanta Energy Corp.* ...............      2,353,520
                                                               ------------
                       Apparel/Footwear (0.4%)
  112,100              Reebok International Ltd.* ..........      2,320,470
                                                               ------------
                       Apparel/Footwear Retail (1.2%)
  374,800              Venator Group, Inc.* ................      5,715,700
                                                               ------------
                       Beverages: Alcoholic (0.5%)
   65,000              Constellation Brands Inc.
                         (Class A)* ........................      2,707,900
                                                               ------------
                       Beverages: Non-Alcoholic (0.6%)
   70,500              Pepsi Bottling Group, Inc. (The).....      3,247,935
                                                               ------------
                       Biotechnology (1.9%)
  161,200              Charles River Laboratories
                         International, Inc.* ..............      5,701,644
   95,200              Genzyme Corp. (General
                         Division)* ........................      4,323,984
                                                               ------------
                                                                 10,025,628
                                                               ------------
                       Broadcasting (2.3%)
  363,200              Radio One, Inc. (Class A)* ..........      4,202,224
  233,900              USA Networks, Inc.* .................      4,205,522
  165,800              Westwood One, Inc.* .................      3,689,050
                                                               ------------
                                                                 12,096,796
                                                               ------------
                       Cable/Satellite TV (1.1%)
  146,550              Cablevision Systems Corp. -
                         Rainbow Media Corp.* ..............      2,967,638
  236,900              Mediacom Communications
                         Corp. * ...........................      3,086,807
                                                               ------------
                                                                  6,054,445
                                                               ------------

  NUMBER OF
   SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Casino/Gaming (1.0%)
   93,400              GTECH Holdings Corp.* ...............   $  3,226,036
   84,300              MGM Mirage Inc.* ....................      1,895,064
                                                               ------------
                                                                  5,121,100
                                                               ------------
                       Chemicals: Specialty (0.7%)
   78,500              Sigma-Aldrich Corp. .................      3,548,200
                                                               ------------
                       Computer Communications (0.2%)
  256,100              Finisar Corp.* ......................      1,014,156
                                                               ------------
                       Computer Peripherals (1.3%)
  195,200              Intergraph Corp.* ...................      1,747,040
   76,000              Mercury Computer Systems,
                         Inc.* .............................      2,853,800
  120,300              QLogic Corp.* .......................      2,285,700
                                                               ------------
                                                                  6,886,540
                                                               ------------
                       Data Processing Services (2.6%)
   39,900              Affiliated Computer Services,
                         Inc. (Class A)* ...................      3,248,259
   84,300              Concord EFS, Inc.* ..................      4,126,485
  137,200              eFunds Corp.* .......................      2,284,380
  114,600              Fiserv, Inc.* .......................      3,919,320
                                                               ------------
                                                                 13,578,444
                                                               ------------
                       Department Stores (0.6%)
  157,300              Penney (J.C.) Co., Inc. .............      3,444,870
                                                               ------------
                       Discount Stores (1.3%)
   83,400              BJ's Wholesale Club, Inc.* ..........      3,970,674
   99,800              Fred's, Inc. ........................      2,614,760
                                                               ------------
                                                                  6,585,434
                                                               ------------
                       Electric Utilities (2.3%)
   49,860              Allegheny Energy, Inc. ..............      1,829,862
   70,900              Aquila, Inc.* .......................      1,545,620
  143,100              Mirant Corp.* .......................      3,133,890
   43,800              Reliant Resources, Inc.* ............        709,560
  165,800              Xcel Energy, Inc. ...................      4,667,270
                                                               ------------
                                                                 11,886,202
                                                               ------------
                       Electrical Products (0.3%)
  245,800              Power-One, Inc.* ....................      1,511,670
                                                               ------------
                       Electronic Components (1.9%)
  170,100              Flextronics International Ltd.
                       (Singapore)* ........................      2,813,454

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001, CONTINUED


   NUMBER OF
    SHARES                                                         VALUE
--------------------------------------------------------------------------------
     99,600            NVIDIA Corp.* .......................   $  2,736,012
    383,100            Pemstar, Inc. .......................      4,405,650
                                                               ------------
                                                                  9,955,116
                                                               ------------
                       Electronic Equipment/
                         Instruments (0.5%)
     97,000            PerkinElmer, Inc. ...................      2,545,280
                                                               ------------
                       Electronic Production
                         Equipment (3.1%)
    110,700            Celestica, Inc.* ....................      3,022,110
    763,200            Chippac Inc.* .......................      1,755,360
     67,300            KLA-Tencor Corp.* ...................      2,125,334
     78,700            Lam Research Corp.* .................      1,333,965
    126,900            Mykrolis Corp. ......................      1,138,293
     87,300            Novellus Systems, Inc.* .............      2,493,288
    107,400            Photon Dynamics, Inc.* ..............      2,486,310
    152,800            Ultratech Stepper, Inc.* ............      1,829,016
                                                               ------------
                                                                 16,183,676
                                                               ------------
                       Electronics/Appliance
                         Stores (1.2%)
    131,800            Blockbuster, Inc. (Class A) .........      2,886,420
    136,200            Electronics Boutique Holdings
                         Corp. .............................      3,670,590
                                                               ------------
                                                                  6,557,010
                                                               ------------
                       Engineering & Construction (1.1%)
     62,500            Fluor Corp. .........................      2,406,250
    119,500            Shaw Group Inc. (The)* ..............      3,366,315
                                                               ------------
                                                                  5,772,565
                                                               ------------
                       Environmental Services (0.8%)
    179,800            Allied Waste Industries, Inc.* ......      2,292,450
     73,600            Waste Connections, Inc.* ............      1,987,200
                                                               ------------
                                                                  4,279,650
                                                               ------------
                       Finance/Rental/Leasing (0.6%)
     76,500            Doral Financial Corp. ...............      2,968,200
                                                               ------------
                       Financial Conglomerates (0.6%)
     59,500            Investors Financial Services
                         Corp. .............................      3,429,580
                                                               ------------
                       Financial Publishing/Services (2.8%)
     95,500            Advent Software, Inc.* ..............      3,595,575
     57,000            McGraw-Hill Companies, Inc.
                         (The) .............................      3,317,400


   NUMBER OF
    SHARES                                                        VALUE
--------------------------------------------------------------------------------
     93,800            Moody's Corp. .......................   $  3,470,600
     65,300            SEI Investments Co. .................      2,089,600
    108,400            SunGard Data Systems Inc.*...........      2,533,308
                                                               ------------
                                                                 15,006,483
                                                               ------------
                       Food: Meat/Fish/Dairy (0.9%)
    111,200            Smithfield Foods, Inc.* .............      2,340,760
     40,200            Suiza Foods Corp.* ..................      2,538,228
                                                               ------------
                                                                  4,878,988
                                                               ------------
                       Gas Distributors (2.2%)
    148,700            Energen Corp. .......................      3,345,750
     79,200            Kinder Morgan, Inc. .................      3,897,432
    171,000            Sempra Energy .......................      4,232,250
                                                               ------------
                                                                 11,475,432
                                                               ------------
                       Home Building (0.5%)
    218,700            Clayton Homes, Inc. .................      2,668,140
                                                               ------------
                       Hospital/Nursing
                         Management (4.3%)
    145,900            Community Health Care* ..............      4,339,066
    201,700            Health Management
                         Associates, Inc. (Class A)*........      4,187,292
    134,100            LifePoint Hospitals, Inc.* ..........      5,900,400
    132,500            Manor Care, Inc.* ...................      3,723,250
    125,700            Medcath Corp. .......................      2,030,055
    114,600            United Surgial Partners
                       International Inc. ..................      2,349,300
                                                               ------------
                                                                 22,529,363
                                                               ------------
                       Industrial Specialties (0.5%)
     50,700            Cabot Microelectronics
                         Corp.* ............................      2,449,317
                                                               ------------
                       Internet Software/Services (2.9%)
    257,500            Agile Software Co.* .................      2,340,675
    252,800            Openwave Systems Inc.* ..............      3,223,200
    180,900            Register.com ........................      1,794,528
    220,200            SonicWALL, Inc.* ....................      2,615,976
    128,600            VeriSign, Inc.* .....................      5,388,340
                                                               ------------
                                                                 15,362,719
                                                               ------------
                       Major Telecommunications (0.1%)
     37,205            WorldCom Group* .....................        559,563
      1,488            Worldcom Inc.- MCI Group ............         22,662
                                                               ------------
                                                                    582,225
                                                               ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001, CONTINUED


   NUMBER OF
    SHARES                                                      VALUE
--------------------------------------------------------------------------------
                       Managed Health Care (2.1%)
    500,900            Caremark Rx, Inc.* .................   $  8,355,012
     56,800            Rightchoice Managed Care,
                         Inc.* ............................      2,842,840
                                                              ------------
                                                                11,197,852
                                                              ------------
                       Medical Distributors (0.4%)
     30,600            Amerisource Bergen Corp.* ..........      2,171,070
                                                              ------------
                       Medical Specialties (4.5%)
    228,600            American Medical System
                         Holdings* ........................      4,359,402
    365,400            Cytyc Corp.* .......................      9,796,374
     69,300            Integra LifeSciences Holding,
                         Inc.* ............................      1,914,066
     63,900            St. Jude Medical, Inc.* ............      4,373,955
     63,200            Stryker Corp. ......................      3,343,280
                                                              ------------
                                                                23,787,077
                                                              ------------
                       Medical/Nursing Services (2.1%)
    275,500            DaVita, Inc.* ......................      5,606,425
    201,400            Lincare Holdings, Inc.* ............      5,351,198
                                                              ------------
                                                                10,957,623
                                                              ------------
                       Miscellaneous Commercial
                         Services (0.5%)
     85,600            InterCept Group, Inc. (The)* .......      2,863,320
                                                              ------------
                       Miscellaneous Manufacturing (0.8%)
    100,000            Mettler-Toledo International
                         Inc.* ............................      4,214,000
                                                              ------------
                       Movies/Entertainment (0.7%)
    154,900            Alliance Atlantis
                         Communication (Class B)
                         (Canada)* ........................      1,502,530
    223,700            Crown Media Holdings, Inc.
                         (Class A)* .......................      2,292,925
                                                              ------------
                                                                 3,795,455
                                                              ------------
                       Oil & Gas Production (0.3%)
     91,600            Cabot Oil & Gas Corp.
                         (Class A) ........................      1,827,420
                                                              ------------
                       Oilfield Services/Equipment (0.8%)
    138,900            BJ Services Co.* ...................      2,471,031
    111,200            National-Oilwell, Inc.* ............      1,612,400
                                                              ------------
                                                                 4,083,431
                                                              ------------

   NUMBER OF
    SHARES                                                       VALUE
--------------------------------------------------------------------------------
                       Other Consumer Services (2.1%)
    102,600            Apollo Group, Inc. (Class A)* ......   $  4,312,278
    206,300            Homestore.com, Inc.* ...............      1,578,195
    483,500            Service Corp. International* .......      2,910,670
    242,600            Ticketmaster (Class B)* ............      2,510,910
                                                              ------------
                                                                11,312,053
                                                              ------------
                       Packaged Software (4.5%)
    497,400            Ascential Software Corp.* ..........      1,641,420
    291,100            BMC Software, Inc.* ................      3,696,970
     51,400            Macrovision Corp.* .................      1,460,274
    208,800            Network Associates, Inc.* ..........      2,691,432
    285,600            Nuance Communications Inc.*               1,856,400
    357,816            Peregine Systems, Inc.* ............      4,519,216
    216,800            Precise Software Solutions
                         Ltd.* ............................      2,395,640
    104,900            Simplex Solutions, Inc.* ...........      1,586,088
    291,200            Ulticom, Inc.* .....................      2,352,896
    184,000            Verisity Ltd.* .....................      1,341,360
                                                              ------------
                                                                23,541,696
                                                              ------------
                       Pharmaceuticals: Generic
                         Drugs (0.6%)
     41,500            Barr Laboratories, Inc.* ...........      3,280,990
                                                              ------------

                       Pharmaceuticals: Other (2.1%)
     97,119            Biovail Corp. (Canada)* ............      4,506,322
     47,200            Forest Laboratories, Inc.* .........      3,405,008
     79,733            King Pharmaceuticals, Inc.* ........      3,344,799
                                                              ------------
                                                                11,256,129
                                                              ------------
                       Property - Casualty Insurers (1.6%)
     58,600            Everest Re Group, Ltd.
                         (Bermuda) ........................      3,791,420
     52,100            RenaissanceRe Holdings Ltd.
                         (Bermuda) ........................      4,632,211
                                                              ------------
                                                                 8,423,631
                                                              ------------
                       Publishing: Books/Magazines (0.5%)
     57,000            Scholastic Corp.* ..................      2,479,500
                                                              ------------
                       Recreational Products (2.4%)
    106,900            Electronic Arts Inc.* ..............      4,882,123
     78,800            International Game
                         Technology* ......................      3,349,000

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001, CONTINUED

   NUMBER OF
    SHARES                                                    VALUE
--------------------------------------------------------------------------------
    224,200            Take-Two Interactive Software,
                         Inc.* ..........................   $  1,585,094
     62,400            THQ, Inc.* .......................      2,692,560
                                                            ------------
                                                              12,508,777
                                                            ------------
                       Restaurants (0.4%)
    108,400            AFC Enterprises, Inc.* ...........      2,211,360
                                                            ------------
                       Savings Banks (0.5%)
     43,100            Golden West Financial Corp. ......      2,504,110
                                                            ------------
                       Semiconductors (2.7%)
    108,600            Alpha Industries, Inc.* ..........      2,103,582
     79,900            Fairchild Semiconductor Corp.
                         (Class A)* .....................      1,282,395
    145,900            Genesis Microchip, Inc.* .........      4,105,626
     90,000            Integrated Device Technology,
                         Inc.* ..........................      1,810,800
    146,600            Microchip Technology Inc.* .......      3,928,880
    142,400            MIPS Technologies, Inc.
                         (Class B)* .....................        854,400
                                                            ------------
                                                              14,085,683
                                                            ------------
                       Services to the Health Industry (4.5%)
     37,900            AdvancePCS* ......................      2,720,462
    250,600            Covance, Inc.* ...................      4,488,246
    177,400            Express Scripts, Inc.
                         (Class A)* .....................      9,845,700
    108,400            Quest Diagnostics Inc.* ..........      6,688,280
                                                            ------------
                                                              23,742,688
                                                            ------------
                       Specialty Insurance (1.8%)
     56,500            Ambac Financial Group, Inc. ......      3,091,115
     47,200            MGIC Investment Corp. ............      3,084,048
     50,000            PMI Group, Inc. (The) ............      3,119,500
                                                            ------------
                                                               9,294,663
                                                            ------------
                       Specialty Stores (0.9%)
     44,900            AutoZone, Inc.* ..................      2,328,514
    102,800            Bed Bath & Beyond Inc.* ..........      2,617,288
                                                            ------------
                                                               4,945,802
                                                            ------------
                       Specialty Telecommunications (1.4%)
    259,600            Intrado Inc.* ....................      6,661,336
     70,000            Time Warner Telecom Inc.
                         (Class A)* .....................        507,500
                                                            ------------
                                                               7,168,836
                                                            ------------


   NUMBER OF
    SHARES                                                    VALUE
--------------------------------------------------------------------------------
                       Telecommunication Equipment (5.7%)
     87,900            Comverse Technology, Inc.* .......   $  1,800,192
    572,900            Harmonic, Inc.* ..................      4,640,490
    238,400            Microtune, Inc.* .................      2,717,760
    317,200            Polycom, Inc.* ...................      7,730,164
    177,000            RF Micro Devices, Inc.* ..........      2,941,740
    172,400            Tanberg ASA (Norway)* ............      2,573,105
    433,200            ViaSat, Inc.* ....................      7,728,288
                                                            ------------
                                                              30,131,739
                                                            ------------
                       Tobacco (0.9%)
     84,300            R. J. Reynolds Tobacco
                       Holdings, Inc. ...................      4,816,902
                                                            ------------
                       Wholesale Distributors (0.7%)
    148,700            Fisher Scientific International,
                         Inc.* ..........................      3,776,980
                                                            ------------
                       Wireless Communications (4.2%)
    195,800            AirGate PCS, Inc.* ...............      8,697,436
    244,600            TeleCorp PCS, Inc. (Class A)*           2,702,830
    645,100            UbiquiTel, Inc.* .................      5,205,957
    157,700            Western Wireless Corp.
                         (Class A)* .....................      5,327,106
                                                            ------------
                                                              21,933,329
                                                            ------------
                       Total Common Stocks
                       (Cost $575,013,967)...............    504,629,333
                                                            ------------
  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
               Short-Term Investment (3.9%)
                 Repurchase Agreement
$  20,490      Joint repurchase agreement
                 account 3.255% due
                 10/01/01 (dated
                 09/28/01; proceeds
                 $20,495,558) (a)
                 (Cost $20,490,000)......................     20,490,000
                                                            ------------

Total Investments
  (Cost $595,503,967) (b) ..................    99.7%        525,119,333
Other Assets in Excess of
  Liabilities ..............................     0.3           1,667,411
                                               -----        ------------
Net Assets .................................   100.0%       $526,786,744
                                               =====        ============

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2001, CONTINUED


---------------------------
*    Non-income producing security.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $41,354,975 and the aggregate gross unrealized depreciation is $111,739,609, resulting in net unrealized depreciation of $70,384,634.


                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2001



Assets:
Investments in securities, at value
 (cost $595,503,967) ..............................................    $  525,119,333
Receivable for:
  Investments sold ................................................        15,759,394
  Shares of beneficial interest sold ..............................        12,640,108
  Dividends .......................................................           196,522
Prepaid expenses and other assets .................................            73,544
                                                                       --------------
  Total Assets ....................................................       553,788,901
                                                                       --------------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased .......................        18,881,301
  Investments purchased ...........................................         7,312,064
  Distribution fee ................................................           408,116
  Investment management fee .......................................           233,941
Accrued expenses and other payables ...............................           166,735
                                                                       --------------
  Total Liabilities ...............................................        27,002,157
                                                                       --------------
  Net Assets ......................................................    $  526,786,744
                                                                       ==============
Composition of Net Assets:
Paid-in-capital ...................................................    $  810,965,816
Net unrealized depreciation .......................................       (70,331,111)
Accumulated net investment loss ...................................           (54,294)
Accumulated net realized loss .....................................      (213,793,667)
                                                                       --------------
  Net Assets ......................................................    $  526,786,744
                                                                       ==============
Class A Shares:
Net Assets ........................................................    $   17,905,726
Shares Outstanding (unlimited authorized, $.01 par value) .........         1,177,703
  Net Asset Value Per Share .......................................    $        15.20
                                                                       ==============
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .................    $        16.04
                                                                       ==============
Class B Shares:
Net Assets ........................................................    $  443,652,072
Shares Outstanding (unlimited authorized, $.01 par value) .........        30,572,707
  Net Asset Value Per Share .......................................    $        14.51
                                                                       ==============
Class C Shares:
Net Assets ........................................................    $    7,792,877
Shares Outstanding (unlimited authorized, $.01 par value) .........           535,836
  Net Asset Value Per Share .......................................    $        14.54
                                                                       ==============
Class D Shares:
Net Assets ........................................................    $   57,436,069
Shares Outstanding (unlimited authorized, $.01 par value) .........         3,726,852
  Net Asset Value Per Share .......................................    $        15.41
                                                                       ==============


                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
For the year ended September 30, 2001



Net Investment Loss:
Income
Interest .......................................................................    $    4,521,931
Dividends (net of $9,596 foreign withholding tax) ..............................         2,798,496
                                                                                    --------------
  Total Income .................................................................         7,320,427
                                                                                    --------------
Expenses
Distribution fee (Class A shares) ..............................................            53,227
Distribution fee (Class B shares) ..............................................         7,213,871
Distribution fee (Class C shares) ..............................................           125,563
Investment management fee ......................................................         4,062,162
Transfer agent fees and expenses ...............................................         1,286,486
Shareholder reports and notices ................................................           125,138
Registration fees ..............................................................           115,916
Custodian fees .................................................................           102,572
Professional fees ..............................................................            65,503
Trustees' fees and expenses ....................................................            26,255
Other ..........................................................................            11,173
                                                                                    --------------
  Total Expenses ...............................................................        13,187,866
                                                                                    --------------
  Net Investment Loss ..........................................................        (5,867,439)
                                                                                    --------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments ..................................................................      (205,235,900)
  Foreign exchange transactions ................................................               (61)
                                                                                    --------------
  Net Loss .....................................................................      (205,235,961)
                                                                                    --------------
Net change in unrealized appreciation/depreciation on:
  Investments ..................................................................      (300,004,646)
  Translation of other assets and liabilities denominated in foreign currencies             53,575
                                                                                    --------------
  Net Depreciation .............................................................      (299,951,071)
                                                                                    --------------
  Net Loss .....................................................................      (505,187,032)
                                                                                    --------------
Net Decrease ...................................................................    $ (511,054,471)
                                                                                    ==============



                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets




                                                                          FOR THE YEAR         FOR THE YEAR
                                                                              ENDED               ENDED
                                                                       SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                                                                      -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss .................................................    $   (5,867,439)     $  (12,899,287)
Net realized gain (loss) ............................................      (205,235,961)        287,755,083
Net change in unrealized appreciation ...............................      (299,951,071)         13,083,650
                                                                         --------------      --------------
  Net Increase (Decrease) ...........................................      (511,054,471)        287,939,446
                                                                         --------------      --------------
Distributions to Shareholders from Net Realized Gain:
Class A shares ......................................................        (8,633,350)         (3,654,596)
Class B shares ......................................................      (228,663,213)       (161,645,400)
Class C shares ......................................................        (4,113,498)         (1,263,910)
Class D shares ......................................................       (16,123,431)         (1,510,969)
                                                                         --------------      --------------
  Total Distributions ...............................................      (257,533,492)       (168,074,875)
                                                                         --------------      --------------
Net increase from transactions in shares of beneficial interest .....       111,547,323         266,972,801
                                                                         --------------      --------------
  Net Increase (Decrease) ...........................................      (657,040,640)        386,837,372
Net Assets:
Beginning of period .................................................     1,183,827,384         796,990,012
                                                                         --------------      --------------
End of Period
(Including accumulated net investment losses of $54,294 and $147,357,
respectively) .......................................................    $  526,786,744      $1,183,827,384
                                                                         ==============      ==============

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001


1. Organization and Accounting Policies

Morgan Stanley Developing Growth Securities Trust (the "Fund"), formerly Morgan Stanley Dean Witter Developing Growth Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 CONTINUED

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 CONTINUED

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $14,170,000 at September 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 CONTINUED

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $3,400, $556,000 and $6,500, respectively, and received approximately $35,000, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2001 aggregated $1,734,847,857 and $1,608,713,675, respectively.

For the year ended September 30, 2001, the Fund incurred $24,777 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended September 30, 2001, the Fund incurred brokerage commissions of $7,898 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $12,734. At September 30, 2001, the Fund had an accrued pension liability of $54,298 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status

At September 30, 2001, the Fund had a net capital loss carryover of approximately $8,839,000 which will be available through September 30, 2009 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 CONTINUED

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $196,133,000 during fiscal 2001.

As of September 30, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $5,859,719, accumulated net realized loss was charged $100,783 and accumulated net investment loss was credited $5,960,502.


6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                               FOR THE YEAR                     FOR THE YEAR
                                                  ENDED                            ENDED
                                            SEPTEMBER 30, 2001               SEPTEMBER 30, 2000
                                     -------------------------------- --------------------------------
                                          SHARES          AMOUNT            SHARES          AMOUNT
                                     --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ...............................     3,511,052    $   80,627,927       1,994,457    $   85,863,075
Reinvestment of distributions ......       356,031         8,462,852          94,160         3,633,635
Redeemed ...........................    (3,855,483)      (88,622,594)     (1,407,453)      (61,472,121)
                                        ----------    --------------      ----------    --------------
Net increase - Class A .............        11,600           468,185         681,164        28,024,589
                                        ----------    --------------      ----------    --------------
CLASS B SHARES
Sold ...............................     5,455,595       122,882,363       9,500,562       402,163,034
Reinvestment of distributions ......     9,278,074       211,911,212       4,024,083       151,909,148
Redeemed ...........................   (12,939,700)     (273,869,776)     (9,675,480)     (389,502,655)
                                       -----------    --------------      ----------    --------------
Net increase - Class B .............     1,793,969        60,923,799       3,849,165       164,569,527
                                       -----------    --------------      ----------    --------------
CLASS C SHARES
Sold ...............................       282,383         6,343,200         418,525        18,422,696
Reinvestment of distributions ......       164,836         3,773,097          31,863         1,204,735
Redeemed ...........................      (374,074)       (7,447,973)       (140,469)       (5,783,453)
                                       -----------    --------------      ----------    --------------
Net increase - Class C .............        73,145         2,668,324         309,919        13,843,978
                                       -----------    --------------      ----------    --------------
CLASS D SHARES
Sold ...............................     3,519,024        84,849,271       2,740,754       112,718,938
Reinvestment of distributions ......       592,852        14,269,949          33,389         1,297,173
Redeemed ...........................    (2,136,898)      (51,632,205)     (1,231,883)      (53,481,404)
                                       -----------    --------------      ----------    --------------
Net increase - Class D .............     1,974,978        47,487,015       1,542,260        60,534,707
                                       -----------    --------------      ----------    --------------
Net increase in Fund ...............     3,853,692    $  111,547,323       6,382,508    $  266,972,801
                                       ===========    ==============      ==========    ==============

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2001 CONTINUED

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At September 30, 2001, there were no outstanding forward contracts.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                                                            FOR THE PERIOD
                                                              FOR THE YEAR ENDED SEPTEMBER 30,              JULY 28, 1997*
                                                       ------------------------------------------------        THROUGH
                                                        2001           2000          1999         1998     SEPTEMBER 30, 1997
                                                       ------         ------        ------       ------    ------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period .............     $37.74         $31.44        $20.38       $27.50        $24.62
                                                       ------         ------        ------       ------        ------

Income (loss) from investment operations:
 Net investment loss .............................       0.00          (0.12)        (0.07)       (0.06)        (0.02)
 Net realized and unrealized gain (loss) .........     (14.40)         12.89         11.50        (4.75)         2.90
                                                       ------         ------        ------       ------        ------
Total income (loss) from investment operations....     (14.40)         12.77         11.43        (4.81)         2.88
                                                       ------         ------        ------       ------        ------
Less distributions from net realized gain ........      (8.14)         (6.47)        (0.37)       (2.31)           --
                                                       ------         ------        ------       ------        ------
Net asset value, end of period ...................     $15.20         $37.74        $31.44       $20.38        $27.50
                                                       ======         ======        ======       ======        ======
Total Return+ ....................................     (45.93)%        40.16%        56.81%      (18.26)%       11.70%(1)

Ratios to Average Net Assets:
Expenses .........................................       0.88 %(3)      0.85 %(3)     0.90 %(3)    0.94 %(3)     0.99 %(2)
Net investment loss ..............................       0.00 %(3)     (0.35)%(3)    (0.25)%(3)   (0.23)%(3)    (0.46)%(2)

Supplemental Data:
Net assets, end of period, in thousands ..........    $17,906        $44,008       $15,246       $5,822          $978
Portfolio turnover rate ..........................        213 %          184 %         172 %        178 %          154 %

------------

*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED




                                                                            FOR THE YEAR ENDED SEPTEMBER 30,
                                                       ---------------------------------------------------------------------
                                                        2001              2000           1999           1998           1997*
                                                       ------            ------         ------         ------         ------
Class B Shares+
Selected Per Share Data:
Net asset value, beginning of period .............     $36.70            $30.90         $20.19         $27.46         $27.71
                                                       ------            ------         ------         ------         ------

Income (loss) from investment operations:
 Net investment loss .............................      (0.18)            (0.44)         (0.27)         (0.20)         (0.28)
 Net realized and unrealized gain (loss) .........     (13.87)            12.71          11.35          (4.76)          3.92
                                                       ------            ------         ------         ------         ------
Total income (loss) from investment operations....     (14.05)            12.27          11.08          (4.96)          3.64
                                                       ------            ------         ------         ------         ------
Less distributions from net realized gain ........      (8.14)            (6.47)         (0.37)         (2.31)         (3.89)
                                                       ------            ------         ------         ------         ------
Net asset value, end of period ...................     $14.51            $36.70         $30.90         $20.19         $27.46
                                                       ======            ======         ======         ======         ======
Total Return+.....................................     (46.37)%           39.12 %        55.59 %       (18.88) %       16.38 %

Ratios to Average Net Assets:
Expenses .........................................       1.70 %(1)         1.61 %(1)      1.70 %(1)      1.69 %(1)      1.68 %
Net investment loss ..............................      (0.82)%(1)        (1.11)%(1)     (1.05)%(1)     (0.98)%(1)     (1.21)%

Supplemental Data:
Net assets, end of period, in thousands ..........   $443,652        $1,056,116       $770,392       $596,834       $877,539
Portfolio turnover rate ..........................        213 %             184 %          172 %          178 %          154 %

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                                           FOR THE PERIOD
                                                               FOR THE YEAR ENDED SEPTEMBER 30,            JULY 28, 19997*
                                                      -----------------------------------------------          THROUGH
                                                       2001           2000         1999         1998      SEPTEMBER 30, 1997
                                                      ------         ------       ------       ------     ------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............   $36.76         $30.95       $20.19       $27.46           $24.62
                                                      ------         ------       ------       ------           ------
Income (loss) from investment operations:
 Net investment loss ..............................    (0.18)         (0.42)       (0.25)       (0.23)           (0.05)
 Net realized and unrealized gain (loss) ..........   (13.90)         12.70        11.38        (4.73)            2.89
                                                      ------         ------       ------       ------           ------
Total income (loss) from investment operations.....   (14.08)         12.28        11.13        (4.96)            2.84
                                                      ------         ------       ------       ------           ------
Less distributions from net realized gain .........    (8.14)         (6.47)       (0.37)       (2.31)              --
                                                      ------         ------       ------       ------           ------
Net asset value, end of period ....................   $14.54         $36.76       $30.95       $20.19           $27.46
                                                      ======         ======       ======       ======           ======
Total Return+ .....................................   (46.37)%        39.09 %      55.84 %     (18.88)%          11.54 %(1)

Ratios to Average Net Assets:
Expenses ..........................................     1.70 %(3)      1.61 %(3)    1.58 %(3)    1.69 %(3)        1.71 %(2)
Net investment loss ...............................    (0.82)%(3)     (1.11)%(3)   (0.93)%(3)   (0.98)%(3)       (1.19)%(2)

Supplemental Data:
Net assets, end of period, in thousands ...........   $7,793        $17,007       $4,728       $2,185           $1,066
Portfolio turnover rate ...........................      213 %          184 %        172 %        178 %            154 %

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR ENDED SEPTEMBER 30,             JULY 28, 1997*
                                                      -----------------------------------------------          THROUGH
                                                       2001           2000         1999         1998      SEPTEMBER 30, 1997
                                                      ------         ------       ------       ------     ------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............   $38.07         $31.60       $20.44       $27.51         $24.62
                                                      ------         ------       ------       ------         ------
Income (loss) from investment operations:
 Net investment income (loss) .....................     0.03           0.03        (0.01)        0.01          (0.01)
 Net realized and unrealized gain (loss) ..........   (14.55)         12.91        11.54        (4.77)          2.90
                                                      ------         ------       ------       ------         ------
Total income (loss) from investment operations.....   (14.52)         12.94        11.53        (4.76)          2.89
                                                      ------         ------       ------       ------         ------
Less distributions from net realized gain .........    (8.14)         (6.47)       (0.37)       (2.31)            --
                                                      ------         ------       ------       ------         ------
Net asset value, end of period ....................   $15.41         $38.07       $31.60       $20.44         $27.51
                                                      ======         ======       ======       ======         ======
Total Return+ .....................................   (45.83)%        40.53 %      57.14 %     (18.05)%        11.74 %(1)
Ratios to Average Net Assets:
Expenses ..........................................     0.70 %(3)      0.61 %(3)    0.70 %(3)    0.69 %(3)      0.70 %(2)
Net investment income (loss) ......................     0.18 %(3)     (0.11)%(3)   (0.05)%(3)    0.02 %(3)     (0.20)%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........  $57,436        $66,696       $6,625       $3,291            $22
Portfolio turnover rate ...........................      213 %          184 %        172 %        178 %          154 %


------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Developing Growth Securities Trust:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Developing Growth Securities Trust (the "Fund"), formerly Morgan Stanley Dean Witter Developing Growth Securities Trust, including the portfolio of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Developing Growth Securities Trust as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
November 9, 2001


--------------------------------------------------------------------------------
                       2001 Federal Tax Notice (unaudited)

      During the fiscal year ended September 30, 2001, the Fund paid to its shareholders $7.35 per share from long-term capital gains.
--------------------------------------------------------------------------------

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Arden C. Armstrong
Vice President

John Roscoe
Vice President

David P. Chu
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.


[MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]

MORGAN STANLEY
DEVELOPING GROWTH
SECURITIES TRUST



ANNUAL REPORT
September 30, 2001